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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06537
Invesco Van Kampen Trust for Investment Grade New York Municipals

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Colin D. Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 01/31/11

Item 1. Schedule of Investments.

Invesco Van Kampen Trust for Investment
Grade New York Municipals
Quarterly Schedule of Portfolio Holdings
January 31, 2011
invesco.com/us                VK-CE-IGNYM-QTR-1 01/11                Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations—177.49%

Guam—1.43%

Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	$750	$724,193
Series 2009 A, Limited Obligation RB	5.75%	12/01/34	500	478,720
Guam (Territory of) Government Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	1,010	879,659
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	820	766,643

				2,849,215

New York—168.09%

Albany (City of) Capital Resource Corp. (St. Peters Hospital); Series 2011, RB	6.25%	11/15/38	1,860	1,840,433
Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 D, Civic Facility IDR	5.75%	11/15/27	1,000	960,400
Brooklyn (City of) Arena Local Development Corp. (Barclays Center);
Series 2009, RB (a)	0.00%	07/15/34	6,700	1,346,298
Series 2009, RB	6.25%	07/15/40	825	805,456
Series 2009, RB	6.38%	07/15/43	825	808,467
Chautauqua (County of) Industrial Development Agency (NRG — Dunkirk Power); Series 2009, Exempt Facility IDR	5.88%	04/01/42	2,340	2,219,981
Dutchess (County of) Industrial Development Agency (Elant Fishkill, Inc.); Series 2007 A, Civic Facility IDR	5.25%	01/01/37	920	633,871
East Rochester (City of) Housing Authority (Senior Living Woodland Village); Series 2006, Ref. RB	5.50%	08/01/33	2,400	1,875,624
Essex (County of) Industrial Development Agency (International Paper); Series 2005 A, Solid Waste Disposal Ref. IDR (b)	5.20%	12/01/23	2,150	2,035,684
Hempstead (Town of) Industrial Development Agency (Adelphi University); Series 2002, Civic Facility IDR	5.50%	06/01/32	2,000	2,000,860
Hempstead (Town of) Local Development Corp. (Molloy College); Series 2009, Corporate RB	5.75%	07/01/39	1,655	1,636,630
Islip (City of) Resource Recovery Agency (1985 Facility); Series 1994 B, RB (INS-AMBAC) (b)(c)	7.25%	07/01/11	2,000	2,050,060
Long Island (City of) Power Authority;
Series 2003 C, Electric System RB (INS-CIFG) (c)	5.25%	09/01/29	400	398,572
Series 2006 E, Electric System RB	5.00%	12/01/17	1,975	2,160,966
Series 2009 A, Electric System RB	6.25%	04/01/33	1,860	2,021,969
Madison (County of) Industrial Development Agency (Colgate University); Series 2005 A, Civic Facility IDR (INS-AMBAC) (c)	5.00%	07/01/35	1,620	1,585,283
Madison (County of) Industrial Development Agency (Morrisville State College Foundation); Series 2005 A, Civic Facility IDR (INS-CIFG) (c)	5.00%	06/01/28	1,000	877,390
Madison (County of) Industrial Development Agency (Oneida Health Systems, Inc.); Series 2007 A, Civic Facility IDR	5.50%	02/01/32	750	640,335
Metropolitan Transportation Authority;
Series 2005 B, RB (INS-BHAC) (c)(d)	5.00%	11/15/31	10,000	9,722,100
Series 2009 B, Dedicated Tax RB	5.25%	11/15/27	1,535	1,559,714
Montgomery (County of) Industrial Development Agency (Hamilton Fulton Montgomery Board of Cooperative Educational Services); Series 2005 A, Lease IDR (INS-SYNCORA) (c)	5.00%	07/01/34	1,500	1,212,720
Nassau (County of) (General Improvement); Series 2009 C, Unlimited Tax GO Bonds (INS-AGL) (c)	5.00%	10/01/27	2,935	2,890,770
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community IDR	6.70%	01/01/43	5,000	4,440,600
New York (City of) Health & Hospital Corp.; Series 2010 A, Health System RB	5.00%	02/15/30	2,230	2,111,966
New York (City of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 B, Liberty IDR	6.75%	03/01/15	2,000	2,001,080
New York (City of) Industrial Development Agency (IAC/Interactive Corp.); Series 2005, Liberty IDR	5.00%	09/01/35	1,940	1,580,828
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade New York Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York (City of) Industrial Development Agency (New York Stock Exchange);
Series 2009 A, Special Facility Ref. IDR	5.00%	05/01/25	$500	$507,730
Series 2009 A, Special Facility Ref. IDR	5.00%	05/01/21	2,445	2,594,047
Series 2009 A, Special Facility Ref. IDR	5.00%	05/01/29	1,500	1,469,985
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Civic Facility IDR (INS-ACA) (c)	5.25%	11/01/37	3,500	3,165,050
New York (City of) Industrial Development Agency (Queens Baseball Stadium);
Series 2006, PILOT IDR (INS-AMBAC) (c)	5.00%	01/01/36	2,000	1,633,160
Series 2009, PILOT IDR (INS-AGL) (c)	6.50%	01/01/46	2,000	2,105,240
New York (City of) Industrial Development Agency (Staten Island University Hospital); Series 2001 B, Civic Facility IDR	6.38%	07/01/31	1,735	1,678,612
New York (City of) Industrial Development Agency (Terminal One Group Association, L.P.);
Series 2005, Special Facility IDR (b)(e)(f)	5.50%	01/01/19	3,710	3,853,614
Series 2005, Special Facility IDR (b)(e)(f)	5.50%	01/01/20	3,000	3,073,710
Series 2005, Special Facility IDR (b)(e)(f)	5.50%	01/01/21	4,000	4,056,480
New York (City of) Industrial Development Agency (YMCA of Greater New York); Series 1997, Civic Facility IDR	5.80%	08/01/16	1,125	1,127,115
New York (City of) Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Second Priority Liberty Revenue Ref. RB	6.38%	07/15/49	2,230	2,248,799
New York (City of) Municipal Water Finance Authority;
Series 2005 C, Water & Sewer System RB (d)	5.00%	06/15/31	10,000	9,993,100
Series 2005 D, Water & Sewer System RB (d)	5.00%	06/15/37	12,000	11,615,160
Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/40	1,500	1,535,760
New York (City of) Transitional Finance Authority;
Series 2009 S-1, Building Aid RB	5.50%	07/15/38	2,950	3,006,787
Series 2009 S-2, Building Aid RB	6.00%	07/15/33	1,350	1,445,688
Series 2009 S-3, Building Aid RB	5.25%	01/15/27	4,500	4,621,995
Series 2009 S-3, Building Aid RB	5.25%	01/15/39	2,000	2,001,880
New York (City of) Trust for Cultural Resources (American Museum of Natural History); Series 2004 A, Ref. RB (INS-NATL) (c)(d)	5.00%	07/01/44	10,890	10,421,403
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/39	1,500	1,408,530
New York (City of);
Series 2008 F1, Unlimited Tax GO Bonds	5.50%	11/15/28	3,300	3,434,046
Subseries 1993 E-5, Unlimited Tax GO Bonds (LOC-JP Morgan Chase Bank)(g)	0.24%	08/01/17	5,500	5,500,000
Subseries 2008 I-1, Unlimited Tax GO Bonds (d)	5.00%	02/01/26	10,000	10,132,600
Subseries 2008 L-1, Unlimited Tax GO Bonds (d)	5.00%	04/01/27	10,000	10,074,200
Subseries 2009 I-1, Unlimited Tax GO Bonds	5.25%	04/01/32	4,700	4,757,246
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2003 B, RB (INS-SYNCORA) (c)	5.38%	07/01/23	2,340	2,390,333
New York (State of) Dormitory Authority (Catholic Health Services of Long Island — St. Francis Hospital); Series 2004, Obligated Group RB	5.00%	07/01/27	2,200	2,063,864
New York (State of) Dormitory Authority (City of New York Issue); Series 2005 A, Court Facilities Lease Non State Supported Debt RB (INS-AMBAC) (c)	5.50%	05/15/30	6,000	5,999,460
New York (State of) Dormitory Authority (City University System Consolidated);
Series 1993 A, RB	5.75%	07/01/13	1,925	2,029,585
Series 1995 A, RB	5.63%	07/01/16	3,000	3,266,880
New York (State of) Dormitory Authority (Columbia University); Series 2011, Non State Supported Debt RB	5.00%	10/01/41	2,225	2,264,805
New York (State of) Dormitory Authority (Convent of The Sacred Heart); Series 2011, Non State Supported Debt RB (INS-AGM) (c)	5.75%	11/01/40	1,255	1,247,784
New York (State of) Dormitory Authority (Department of Health); Series 2005 A, Supported Debt Ref. RB (INS-CIFG) (c)	5.00%	07/01/25	1,500	1,519,485
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB	5.75%	03/15/36	2,150	2,258,618
New York (State of) Dormitory Authority (FIT Student Housing Corp.); Series 2007, Non State Supported Debt RB (INS-NATL/FGIC) (c)	5.25%	07/01/28	1,655	1,565,498
New York (State of) Dormitory Authority (Fordham University); Series 2008 B, Non State Supported Debt RB (INS-AGL) (c)	5.00%	07/01/33	915	898,622
New York (State of) Dormitory Authority (John T. Mather Memorial Hospital); Series 1996, RB	6.50%	07/01/11	1,720	1,742,635
New York (State of) Dormitory Authority (Maimonides Medical Center); Series 2004, Mortgage Hospital RB (INS-NATL) (c)	5.00%	08/01/33	1,950	1,813,149
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, Non State Supported Debt RB (INS-RADIAN) (c)	5.00%	07/01/41	2,315	1,904,226
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade New York Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer Center); Series 1998 C, RB (INS-NATL) (c)	5.50%	07/01/23	$3,750	$4,066,762
New York (State of) Dormitory Authority (Mental Health Services Facilities Improvement);
Series 2007 A, State Supported Debt RB (INS-AGM) (c)	5.00%	02/15/27	2,000	2,007,200
Series 2008 C, RB (INS-AGM) (b)(c)	5.25%	02/15/28	2,000	1,866,500
New York (State of) Dormitory Authority (Mount Sinai School of Medicine); Series 2009, Non State Supported Debt RB	5.13%	07/01/39	1,750	1,621,848
New York (State of) Dormitory Authority (New School); Series 2010, Non State Supported Debt RB	5.50%	07/01/40	2,200	2,154,372
New York (State of) Dormitory Authority (New York University);
Series 2001 1, RB (INS-AMBAC) (c)	5.50%	07/01/31	2,000	2,097,800
Series 2001 1, RB (INS-AMBAC/BHAC) (c)	5.50%	07/01/31	830	845,828
Series 2008 C, Non State Supported Debt RB	5.00%	07/01/38	2,870	2,800,833
New York (State of) Dormitory Authority (North Shore — Long Island Jewish Obligated Group);
Series 2006 A, Non State Supported Debt RB	5.00%	11/01/26	4,000	3,832,200
Series 2009 A, Non State Supported Debt RB	5.50%	05/01/37	1,250	1,196,388
New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2007 A, Non State Supported Debt RB	5.00%	07/01/36	1,500	1,302,060
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2008, Non State Supported Debt RB	6.13%	12/01/29	1,000	944,990
Series 2008, Non State Supported Debt RB	6.50%	12/01/21	3,000	3,017,910
New York (State of) Dormitory Authority (Pratt Institution); Series 2009 C, Non State Supported Debt RB (INS-AGL) (c)	5.13%	07/01/39	600	573,624
New York (State of) Dormitory Authority (Providence Rest);
Series 2005, Non State Supported Debt RB (INS-ACA) (c)	5.00%	07/01/35	2,000	1,210,560
Series 2005, Non State Supported Debt RB (INS-ACA) (c)	5.13%	07/01/30	2,525	1,673,595
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, Non State Supported Debt RB	5.00%	07/01/40	1,350	1,289,925
New York (State of) Dormitory Authority (School District Revenue Bond Financing Program); Series 2008 D, RB (INS-AGL) (c)	5.75%	10/01/24	2,000	2,155,740
New York (State of) Dormitory Authority (St. Francis College); Series 2010, Non State Supported Debt RB	5.00%	10/01/40	750	688,230
New York (State of) Dormitory Authority (St. Josephs College); Series 2010, Non State Supported Debt RB	5.25%	07/01/35	1,000	911,610
New York (State of) Dormitory Authority (State University Dormitory Facilities Issue); Series 2010 A, Lease RB	5.00%	07/01/35	735	705,446
New York (State of) Dormitory Authority (State University Dormitory Facilities Issue); Series 2008 A, State Supported Debt Lease RB	5.00%	07/01/25	2,205	2,243,169
New York (State of) Dormitory Authority (State University Educational Facilities);
Series 1993 A, RB (INS-NATL/IBC) (c)	5.25%	05/15/15	3,600	3,958,236
Series 1993 B, RB	5.25%	05/15/19	5,010	5,508,645
New York (State of) Dormitory Authority (Vassar College); Series 2007, Non State Supported Debt RB	5.00%	07/01/46	1,670	1,594,065
New York (State of) Environmental Facilities Corp. (New York City Municipal Water Finance Authority);
Series 1994 A, State Water PCR (h)	5.75%	06/15/12	300	321,798
Series 1994 A, State Water PCR (h)	5.75%	06/15/12	500	536,260
Series 1994 A, State Water PCR	5.75%	06/15/12	95	101,688
New York (State of) Environmental Facilities Corp.; Series 2010 C, RB	5.00%	10/15/39	1,505	1,490,161
New York (State of) Mortgage Agency;
Series 1998 71, Homeowner Mortgage RB (b)	5.40%	04/01/29	800	792,448
Series 2007 145, Homeowner Mortgage RB (b)	5.05%	10/01/29	1,555	1,466,940
New York (State of) Thruway Authority;
Series 2007 H, RB (INS — NATL/FGIC) (c)	5.00%	01/01/29	2,500	2,449,200
Series 2008 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/27	1,000	1,015,520
New York (State of) Urban Development Corp. (Correctional Facility); Series 1994 A, Ref. RB	5.50%	01/01/14	3,315	3,542,807
New York (State of) Urban Development Corp. (Rensselaer Polytechnic Institute — Center for Industrial Innovation); Series 1995, Ref. RB	5.50%	01/01/13	855	890,927
New York (State of) Urban Development Corp.; Series 2008 B, Service Contract Ref. RB	5.25%	01/01/25	2,000	2,058,040
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 1999 A, Airport RB (INS-NATL) (b)(c)	5.63%	04/01/29	3,570	3,386,859
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade New York Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility); Series 1999 B, Civic Facility RB	6.00%	12/01/19	$1,355	$1,336,640
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/40	1,950	1,868,022
Port Authority of New York & New Jersey (JFK International Air Terminal, LLC);
Series 1997, Special Obligation RB (INS-NATL) (b)(c)	5.75%	12/01/22	2,000	1,954,900
Series 1997, Special Obligation RB (INS-NATL) (b)(c)	5.75%	12/01/25	2,500	2,401,025
Series 2010, Special Obligation RB	6.00%	12/01/42	1,540	1,463,539
Port Authority of New York & New Jersey;
Series 2006 144th, Consolidated RB (d)	5.00%	10/01/35	35,000	34,197,100
Series 2008 152nd, Consolidated RB (b)(d)	5.00%	11/01/25	10,000	9,630,400
Rockland (County of) Solid Waste Management Authority; Series 2003 B, RB (INS-AMBAC) (b)(c)	5.13%	12/15/28	1,000	917,620
Saratoga (County of) Industrial Development Agency (Saratoga Hospital); Series 2007 B, Civic Facility IDR	5.13%	12/01/27	1,000	919,920
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, Solid Waste Disposal IDR (b)(e)(f)(i)	6.63%	10/01/13	1,500	1,490,070
Sodus Central School District; Series 2002, Unlimited Tax Ref. GO Bonds (INS-NATL/FGIC) (c)	5.13%	06/15/17	1,250	1,313,875
Suffolk (County of) Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/40	825	765,765
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility IDR (i)	5.38%	01/01/27	1,995	1,517,736
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility IDR	5.00%	07/01/37	750	746,153
Triborough Bridge & Tunnel Authority; Series 2001 A, General Purpose RB	5.00%	01/01/32	15	14,817
Troy (City of) Capital Resource Corp. (Rensselaer Polytechnic); Series 2010 A, RB	5.00%	09/01/30	2,000	1,878,640
TSASC, Inc.;
Series 2006 1, Tobacco Settlement RB	5.00%	06/01/34	2,000	1,509,660
Series 2006 1, Tobacco Settlement RB	5.13%	06/01/42	6,000	4,239,540
United Nations Development Corp. Series 2009 A, Ref. RB	5.00%	07/01/25	1,000	1,010,220
Warren & Washington (County of) Industrial Development Agency (Glens Falls Hospital); Series 2003 A, Civic Facility IDR (INS-AGM) (c)	5.00%	12/01/35	1,360	1,252,002
Westchester (County of) Industrial Development Agency (Kendal on Hudson); Series 2003 A, Continuing Care Retirement Mortgage IDR (f)(j)	6.50%	01/01/13	3,000	3,315,780
Westchester (County of) Tobacco Asset Securitization Corp.; Series 2005, RB	5.13%	06/01/45	5,500	3,841,695

				335,750,241

Puerto Rico—6.39%

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 XX, Power RB	5.75%	07/01/36	600	580,530
Series 2007 TT, Power RB	5.00%	07/01/37	1,000	857,660
Series 2008 WW, Power RB	5.00%	07/01/28	1,000	931,650
Series 2008 WW, Power RB	5.25%	07/01/33	1,500	1,357,110
Series 2008 WW, Power RB	5.50%	07/01/21	1,000	1,031,250
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Special Tax Ref. RB (INS-AMBAC) (c)	5.50%	07/01/27	1,225	1,157,858
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2004 I, RB (f)(j)	5.25%	07/01/14	75	84,506
Puerto Rico (Commonwealth of) Sales Tax Financing Corp.;
Series 2009 A, First Sub. Sales Tax RB (e)(f)(j)	5.00%	08/01/11	2,500	2,558,300
Series 2009 A, First Sub. Sales Tax RB	6.38%	08/01/39	1,500	1,540,035
Series 2010 A, First Sub. Sales Tax RB	5.38%	08/01/39	945	870,846
Series 2010 C, First Sub. Sales Tax RB	5.25%	08/01/41	2,000	1,796,320

				12,766,065

Virgin Islands—1.58%

Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	1,500	1,515,750
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	1,600	1,644,785

				3,160,535

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade New York Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
TOTAL INVESTMENTS(k)—177.49% (Cost $366,921,658)				$354,526,056

Floating Rate Note and Dealer Trust Obligations Related to Securities Held—(32.46)% (l)

Notes with interest rates ranging from 0.29% to 0.38% at 01/31/11 and contractual maturities of collateral ranging from 07/01/24 to 06/15/37 (See Note 1D)				(64,835,000)
PREFERRED SHARES OF BENEFICIAL INTEREST—(43.56)%				(87,000,000)
OTHER ASSETS LESS LIABILITIES—(1.47)%				(2,948,660)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$199,742,396

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.

AGL	— Assured Guaranty Ltd.

AGM	— Assured Guaranty Municipal Corp.

AMBAC	— Ambac Assurance Corp.*

BHAC	— Berkshire Hathaway Assurance Corp.

CIFG	— CIFG Assurance North America, Inc.

FGIC	— Financial Guaranty Insurance Co.

GO	— General Obligation

IBC	— International Bancshares Corp.

IDR	— Industrial Development Revenue Bonds

INS	— Insurer

LOC	— Letter of Credit

NATL	— National Public Finance Guarantee Corp.

PCR	— Pollution Control Revenue Bonds

PILOT	— Payment-in-Lieu-of-Tax

RADIAN	— Radian Asset Assurance, Inc.

RB	— Revenue Bonds

Ref.	— Refunding

SYNCORA	— Syncora Guarantee Inc.

Sub.	— Subordinated
Notes to Schedule of Investments:

(a)	Capital appreciation bond. Security traded on a discount basis.

(b)	Security subject to the alternative minimum tax.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Underlying security related to Special Purpose Trusts entered into by the Trust. See Note 1(D).

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.

(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(g)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2011 was $3,007,806, which represented 1.51% of the Trust’s Net Assets.

(j)	Advance Refunded.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade New York Municipals

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
National Public Finance Guarantee Corp.	8.71%

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at January 31, 2011. At January 31, 2011, the Trust’s investments with a value of $105,786,063 are held by Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) and serve as collateral for the $64,835,000 in the floating rate note obligations outstanding at that date.

*	AMBAC filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade New York Municipals

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Inverse Floating Rate Obligations — The Trust may invest in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively
Invesco Van Kampen Trust for Investment Grade New York Municipals

stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to Special Purpose Trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate obligations. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note and dealer trust obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption Interest expense on the Statement of Operations.
     The Trust generally invest in inverse floating rate obligations that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate obligations are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
     Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to
Invesco Van Kampen Trust for Investment Grade New York Municipals

significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$0	$354,526,056	$0	$354,526,056

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended January 31, 2011 was $14,903,468 and $14,699,463, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$7,669,077

Aggregate unrealized (depreciation) of investment securities	(18,520,109)

Net unrealized appreciation (depreciation) of investment securities	$(10,851,032)

Cost of investments for tax purposes is $365,377,088.
Invesco Van Kampen Trust for Investment Grade New York Municipals

Item 2. Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Trust for Investment Grade New York Municipals

By:	/s/ Colin Meadows
Colin Meadows Principal Executive Officer

Date: April 1, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: April 1, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: April 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.